Prepayment for Acquisition (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)		Jul. 05, 2023	Dec. 31, 2022 CNY (¥)		Jun. 27, 2022
Prepayment for Acquisition [Line Items]
Prepaid expenses non current					¥ 3,596,823
Amount invest	¥ 4,500,000
Investment interest rate	13.50%	13.50%		10.512%			10.512%
Bad debt allowance of include interest	¥ 3,845,273	$ 542,911	[1]			[1]

[1]	The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. Refer to Note 8 for details.